INCOME TAXES - Deferred Assets and Liabilities (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Increase (decrease) to the valuation allowance	CAD 935
Deferred Tax Assets, Net [Abstract]
Difference in accounting and tax bases of impaired assets	916	CAD 0
Tax loss and credit carryforwards	1,327	1,344
Regulatory and other deferred amounts	231	236
Unrealized foreign exchange losses on long-term debt	589	140
Financial instruments	111	104
Other	136	149
Deferred tax assets, gross	3,310	1,973
Less: Valuation allowance	1,060	125
Deferred Tax Assets, Net of Valuation Allowance	2,250	1,848
Deferred Tax Liabilities, Net [Abstract]
Difference in accounting and tax bases of plant, property and equipment and PPAs	6,441	5,548
Equity investments	656	648
Taxes on future revenue requirement	227	253
Other	55	71
Deferred tax liabilities, gross	7,379	6,520
Net Deferred Income Tax Liabilities	5,129	4,672
Deferred Income Tax Assets
Intangible and other assets (Note 11)	15	185
Deferred Income Tax Liabilities
Deferred income tax liabilities	5,144	4,857
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred noncurrent tax liabilities, post accounting pronouncement adoption	CAD 5,144	4,857
New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred current income tax assets, prior to accounting pronouncement		427
Deferred current income tax liabilities, prior to accounting pronouncement		4
Deferred noncurrent tax assets, post accounting pronouncement adoption		427
Deferred noncurrent tax liabilities, post accounting pronouncement adoption		CAD 4